TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Balance	$ 1,748,434
Balance	1,960,938	$ 1,748,434
Prepayments On Vessels [Abstract]
Balance	12,024	95,000	$ 45,500
Additions	78,600	65,100	301,800
Transferred to vessels	78,600	148,100	252,300
Balance	11,996	12,024	95,000
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment losses on tangible fixed assets		5,600
Vessels and capitalized dry docking
Reconciliation of changes in property, plant and equipment [abstract]
Balance	1,722,500	1,674,800
Balance	1,937,800	1,722,500	1,674,800
Vessels and capitalized dry docking | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	2,160,100	2,064,200	1,886,300
Additions	290,300	102,500	81,300
Disposals	(40,900)	(29,800)	(25,600)
Transferred from prepayments	78,600	148,100	252,300
Transferred to assets held-for-sale	(44,800)	(124,900)	(130,100)
Balance	2,443,300	2,160,100	2,064,200
Vessels and capitalized dry docking | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(406,200)	(360,600)	(327,600)
Disposals	40,900	29,800	25,600
Depreciation for the year	126,200	118,400	106,500
Transferred to assets held-for-sale	16,500	43,000	47,900
Balance	(475,000)	(406,200)	(360,600)
Vessels and capitalized dry docking | Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(31,400)	(28,800)	(162,100)
Impairment losses on tangible fixed assets	4,600	11,100	6,000
Transferred to assets held-for-sale	5,500	8,500	19,300
Reversal of impairment 1)			(120,000)
Balance	(30,500)	(31,400)	(28,800)
Other property, plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance	6,800	4,300
Balance	6,300	6,800	4,300
Other property, plant and equipment | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	7,600	8,100	6,100
Exchange rate adjustment	(100)
Additions	1,900	3,800	2,200
Disposals	(100)	(4,300)	(200)
Balance	9,300	7,600	8,100
Other property, plant and equipment | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(800)	(3,800)	(2,800)
Exchange rate adjustment	(100)
Disposals	100	4,200	0
Depreciation for the year	2,400	1,200	1,000
Transferred to/from other items	(100)
Balance	(3,000)	(800)	(3,800)
Land and buildings.
Reconciliation of changes in property, plant and equipment [abstract]
Balance	7,100	8,100
Balance	4,800	7,100	8,100
Land and buildings. | Gross
Reconciliation of changes in property, plant and equipment [abstract]
Balance	11,700	10,400	9,900
Exchange rate adjustment	(100)
Additions	100	1,300	500
Disposals	(800)
Balance	10,900	11,700	10,400
Land and buildings. | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance	(4,600)	(2,300)
Disposals	800
Depreciation for the year	2,300	2,300	2,300
Balance	$ (6,100)	$ (4,600)	$ (2,300)